PROSKAUER ROSE LLP

ELEVEN TIMES SQUARE

NEW YORK, NEW YORK 10036

March 1, 2022

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Attention: Mark Cowan

Re:	BNY Mellon Investment Grade Funds, Inc. (Registration Nos: 033-48926; 811-06718)

To Whom It May Concern:

On behalf of BNY Mellon Short Term Income Fund (the "Fund"), a series of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 71 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed to:

(i)            reduce the Fund's management fee from an annual rate of 0.50% to 0.30% of the value of the Fund's average daily net assets (as well as reduce the sub-advisory fee payable by BNY Mellon Investment Adviser, Inc., the Fund's investment adviser, to Insight North America LLC, the Fund's sub-adviser ("Insight"));

(ii)           increase the amount the Fund is permitted to invest in securities rated below investment grade from 20% to 35% of the Fund's net assets;

(iii)          terminate the Fund's investment policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed-income securities of U.S. and foreign issuers rated investment grade or the unrated equivalent as determined by Insight;

(iv)          authorize the Fund to invest in exchange traded funds;

(v)           replace the Fund's average effective maturity and average effective duration limits of three years or less with slightly longer respective limits;

(vi)          permit the Fund to use derivative instruments as a principal investment strategy;

(vii)         make changes to the Fund's primary portfolio managers; and

(viii)        convert the Fund's Class P shares into Class D shares, terminate Class P shares as a separate class of shares and authorize the Fund to offer Class A shares, Class I shares and Class Y shares as new classes of shares of the Fund

In addition, the Registrant intends to change its name to BNY Mellon Investment Funds VII, Inc.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including Articles of Amendment, Articles Supplementary, a revised Management Agreement, a revised Sub-Investment Advisory Agreement, a revised Expense Limitation Agreement, a revised Shareholder Services Plan, a revised Rule 18f-3 Plan and the consent of the Registrant's independent registered public accounting firm, and to make certain other revisions.

Please telephone the undersigned at 212.969.3379, or David Stephens of this office at 212.969.3357, if you have any questions.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	David Stephens
Jeff Prusnofsky